Note 10 - Rehabilitation Provisions	12 Months Ended
Nov. 30, 2025
Statement Line Items [Line Items]
Disclosure of other provisions, contingent liabilities and contingent assets [text block]
10.	Rehabilitation Provision

The exploration activities of U.S. GoldMining's Whistler Project are subject to State of Alaska laws and regulations governing the protection of the environment. The Whistler Project rehabilitation provision, which is the obligation and responsibility of U.S. GoldMining, is valued under the following assumptions:

	November 30,	November 30,
	2025	2024
Undiscounted amount of estimated cash flows (US$)	386	386
Life expectancy (years)	8	9
Inflation rate	2.00%	2.00%
Discount rate	4.02%	4.18%

During the year ended November 30, 2025, the rehabilitation provision for the Yellowknife Project was revised higher due to changes in the estimated timing of reclamation activities and updated assumptions regarding reclamation costs. The Yellowknife Project rehabilitation provision is expected to be settled in November 2032 and is valued under the following assumptions:

	November 30,	November 30,
	2025	2024
Undiscounted amount of estimated cash flows (CA$)	906	591
Life expectancy (years)	7	6
Inflation rate	2.25%	2.46%
Discount rate	2.86%	2.93%

The following table summarizes the movements in the rehabilitation provisions:

	November 30,	November 30,
	2025	2024
	($)	($)
Balance at the beginning of year	1,020	888
Accretion	36	37
Change in estimate	273	80
Foreign currency translation adjustments	(2)	15
Total	1,327	1,020